UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE   68137

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TOPS Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
54	First Trust BICK Index Fund	$ 1,420
75	Guggenheim Timber ETF	1,413
7	iShares MSCI Brazil Index Fund	453
139	iShares S&P 500 Growth Index Fund	10,476
130	iShares S&P 500 Value Index Fund	8,441
113	iShares S&P MidCap 400 Index Fund	11,212
155	iShares S&P SmallCap 600 Index Fund	11,828
38	SPDR Dow Jones International Real Estate ETF	1,399
20	SPDR Dow Jones REIT ETF	1,417
7	SPDR S&P China ETF	479
27	SPDR S&P Global Natural Resources ETF	1,422
23	Vanguard FTSE All-World ex-US Small-Cap ETF	2,046
285	Vanguard FTSE All-World ex-US ETF	12,597
81	Vanguard MSCI Emerging Markets ETF	3,521
22	WisdomTree India Earnings Fund	424
	TOTAL EXCHANGE TRADED FUNDS (Cost - $67,550)	68,548

	SHORT-TERM INVESTMENT - 3.7%
	MONEY MARKET FUND - 3.7%
2,605	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.08% (a) (Cost $2,605)	2,605

	TOTAL INVESTMENTS - 101.7% (Cost - $70,155) (b)	$ 71,153
	OTHER LIABILITIES LESS ASSETS - (1.7)%	(1,169)
	TOTAL NET ASSETS - 100.0%	$ 69,984

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 2,339
	Unrealized depreciation:	(1,341)
	Net unrealized appreciation:	$ 998

TOPS Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 48.0%
575	iShares Barclays 3-7 Year Treasury Bond Fund	$ 69,632
1,265	iShares Barclays TIPS Bond Fund	148,827
549	iShares iBoxx $ High Yield Corporate Bond Fund	49,871
601	iShares iBoxx Investment Grade Corporate Bond Fund	69,536
813	PowerShares Senior Loan Portfolio	19,984
1,305	SPDR Barclays Capital Short Term Corporate Bond ETF	39,842
992	SPDR DB International Government Inflation-Protected Bond ETF	59,966
384	WisdomTree Emerging Markets Local Debt Fund	19,926
		477,584
	EQUITY FUNDS - 50.1%
381	First Trust BICK Index Fund	10,017
531	Guggenheim Timber ETF	10,004
46	iShares MSCI Brazil Index Fund	2,978
925	iShares S&P 500 Growth Index Fund	69,717
1,382	iShares S&P 500 Value Index Fund	89,733
601	iShares S&P MidCap 400 Index Fund	59,631
520	iShares S&P SmallCap 600 Index Fund	39,681
813	SPDR Dow Jones International Real Estate ETF	29,935
423	SPDR Dow Jones REIT ETF	29,961
58	SPDR S&P China ETF	3,966
190	SPDR S&P Global Natural Resources ETF	10,007
95	Vanguard Energy ETF	9,992
225	Vanguard FTSE All-World ex-US Small-Cap ETF	20,018
1,805	Vanguard FTSE All-World ex-US ETF	79,781
121	Vanguard Materials ETF	9,947
460	Vanguard MSCI Emerging Markets ETF	19,996
156	WisdomTree India Earnings Fund	3,008
		498,372
	TOTAL EXCHANGE TRADED FUNDS (Cost - $969,733)	975,956

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
23,159	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.08% (a) (Cost $23,159)	23,159

	TOTAL INVESTMENTS - 100.4% (Cost - $992,892) (b)	$ 999,115
	OTHER LIABILITIES LESS ASSETS - (0.4)%	(3,561)
	TOTAL NET ASSETS - 100.0%	$ 995,554

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 10,200
	Unrealized depreciation:	(3,977)
	Net unrealized appreciation:	$ 6,223

TOPS Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 67.6%
49	iShares Barclays 1-3 Year Treasury Bond Fund	$ 4,132
49	iShares Barclays 3-7 Year Treasury Bond Fund	5,934
91	iShares Barclays TIPS Bond Fund	10,706
26	iShares iBoxx $ High Yield Corporate Bond Fund	2,362
62	iShares iBoxx Investment Grade Corporate Bond Fund	7,173
49	PowerShares Senior Loan Portfolio	1,204
117	SPDR Barclays Capital Short Term Corporate Bond ETF	3,572
70	SPDR DB International Government Inflation-Protected Bond ETF	4,232
23	WisdomTree Emerging Markets Local Debt Fund	1,193
		40,508
	EQUITY FUNDS - 30.1%
40	iShares S&P 500 Growth Index Fund	3,015
64	iShares S&P 500 Value Index Fund	4,156
24	iShares S&P MidCap 400 Index Fund	2,381
16	iShares S&P SmallCap 600 Index Fund	1,221
33	SPDR Dow Jones International Real Estate ETF	1,215
17	SPDR Dow Jones REIT ETF	1,204
23	SPDR S&P Global Natural Resources ETF	1,211
7	Vanguard FTSE All-World ex-US Small-Cap ETF	623
68	Vanguard FTSE All-World ex-US ETF	3,006
		18,032
	TOTAL EXCHANGE TRADED FUNDS (Cost - $58,519)	58,540

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
1,413	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.08% (a) (Cost $1,413)	1,413

	TOTAL INVESTMENTS - 100.0% (Cost - $59,932) (b)	$ 59,953
	OTHER LIABILITIES LESS ASSETS - 0.0%	(19)
	TOTAL NET ASSETS - 100.0%	$ 59,934

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 121
	Unrealized depreciation:	(101)
	Net unrealized appreciation:	$ 21

TOPS Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
221	iShares Barclays TIPS Bond Fund	$ 26,001
191	iShares iBoxx $ High Yield Corporate Bond Fund	17,351
251	WisdomTree Emerging Markets Local Debt Fund	13,024
		56,376
	EQUITY FUNDS - 85.0%
249	First Trust BICK Index Fund	6,546
462	Guggenheim Timber ETF	8,704
34	iShares MSCI Brazil Index Fund	2,201
749	iShares S&P 500 Growth Index Fund	56,452
669	iShares S&P 500 Value Index Fund	43,438
523	iShares S&P MidCap 400 Index Fund	51,892
736	iShares S&P SmallCap 600 Index Fund	56,164
355	SPDR Dow Jones International Real Estate ETF	13,071
123	SPDR Dow Jones REIT ETF	8,712
32	SPDR S&P China ETF	2,188
248	SPDR S&P Global Natural Resources ETF	13,062
41	Vanguard Energy ETF	4,313
98	Vanguard FTSE All-World ex-US Small-Cap ETF	8,719
1,671	Vanguard FTSE All-World ex-US ETF	73,858
52	Vanguard Materials ETF	4,275
301	Vanguard MSCI Emerging Markets ETF	13,085
113	WisdomTree India Earnings Fund	2,179
		368,859
	TOTAL EXCHANGE TRADED FUNDS (Cost - $399,389)	425,235

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
10,495	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.08% (a) (Cost $10,495)	10,495

	TOTAL INVESTMENTS - 100.4% (Cost - $409,884) (b)	435,730
	OTHER LIABILITIES LESS ASSETS - (0.4)%	(1,853)
	TOTAL NET ASSETS - 100.0%	433,877

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 26,476
	Unrealized depreciation:	(630)
	Net unrealized appreciation:	$ 25,846

TOPS Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 33.0%
612	iShares Barclays TIPS Bond Fund	$ 72,002
398	iShares iBoxx $ High Yield Corporate Bond Fund	36,154
436	iShares iBoxx Investment Grade Corporate Bond Fund	50,445
589	PowerShares Senior Loan Portfolio	14,478
711	SPDR Barclays Capital Short Term Corporate Bond ETF	21,707
480	SPDR DB International Government Inflation-Protected Bond ETF	29,016
279	WisdomTree Emerging Markets Local Debt Fund	14,477
		238,279
	EQUITY FUNDS - 65.0%
276	First Trust BICK Index Fund	7,256
769	Guggenheim Timber ETF	14,488
33	iShares MSCI Brazil Index Fund	2,136
959	iShares S&P 500 Growth Index Fund	72,280
891	iShares S&P 500 Value Index Fund	57,853
726	iShares S&P MidCap 400 Index Fund	72,034
755	iShares S&P SmallCap 600 Index Fund	57,614
590	SPDR Dow Jones International Real Estate ETF	21,724
204	SPDR Dow Jones REIT ETF	14,449
42	SPDR S&P China ETF	2,872
275	SPDR S&P Global Natural Resources ETF	14,484
69	Vanguard Energy ETF	7,257
163	Vanguard FTSE All-World ex-US Small-Cap ETF	14,502
1,964	Vanguard FTSE All-World ex-US ETF	86,809
87	Vanguard Materials ETF	7,152
334	Vanguard MSCI Emerging Markets ETF	14,519
113	WisdomTree India Earnings Fund	2,179
		469,608
	TOTAL EXCHANGE TRADED FUNDS (Cost - $674,621)	707,887

	SHORT-TERM INVESTMENT - 15.9%
	MONEY MARKET FUND - 15.9%
114,795	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.08% (a) (Cost $114,795)	114,795

	TOTAL INVESTMENTS - 113.9% (Cost - $789,416) (b)	$ 822,682
	OTHER LIABILITIES LESS ASSETS - (13.9)%	(100,339)
	NET ASSETS - 100.0%	$ 722,343

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 33,649
	Unrealized depreciation:	(383)
	Net unrealized appreciation:	$ 33,266

TOPS Protected Balanced ETF Portfolio
	PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.1%
35,090	iShares Barclays 3-7 Year Treasury Bond Fund	$ 4,249,399
47	iShares Barclays 7-10 Year Treasury Bond Fund	4,854
77,269	iShares Barclays TIPS Bond Fund	9,090,698
33,504	iShares iBoxx $ High Yield Corporate Bond Fund	3,043,503
36,718	iShares iBoxx Investment Grade Corporate Bond Fund	4,248,273
49,545	PowerShares Senior Loan Portfolio	1,217,816
79,680	SPDR Barclays Capital Short Term Corporate Bond ETF	2,432,631
60,634	SPDR DB International Government Inflation-Protected Bond ETF	3,665,325
23,461	WisdomTree Emerging Markets Local Debt Fund	1,217,391
		29,169,890
	EQUITY FUNDS - 45.1%
23,373	First Trust BICK Index Fund	614,476
32,299	Guggenheim Timber ETF	608,513
3,129	iShares MSCI Brazil Index Fund	202,572
56,525	iShares S&P 500 Growth Index Fund	4,260,289
84,597	iShares S&P 500 Value Index Fund	5,492,883
36,771	iShares S&P MidCap 400 Index Fund	3,648,419
31,849	iShares S&P SmallCap 600 Index Fund	2,430,397
49,795	SPDR Dow Jones International Real Estate ETF	1,833,452
25,808	SPDR Dow Jones REIT ETF	1,827,981
2,972	SPDR S&P China ETF	203,196
11,558	SPDR S&P Global Natural Resources ETF	608,760
5,828	Vanguard Energy ETF	612,989
13,739	Vanguard FTSE All-World ex-US Small-Cap ETF	1,222,359
110,497	Vanguard FTSE All-World ex-US ETF	4,883,967
7,433	Vanguard Materials ETF	611,067
28,147	Vanguard MSCI Emerging Markets ETF	1,223,550
10,586	WisdomTree India Earnings Fund	204,098
		30,488,968
	TOTAL EXCHANGE TRADED FUNDS (cost - $58,137,685)	59,658,858

	SHORT-TERM INVESTMENT - 15.8%
	MONEY MARKET FUND - 15.8%
10,682,754	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.08% (a) (cost - $10,682,754)	10,682,754

	TOTAL INVESTMENTS - 104.0% (cost - $68,820,439)	$ 70,341,612
	OTHER ASSETS/LIABILITIES - (4.0)%	(2,733,520)
	NET ASSETS - 100.0%	$ 67,608,092

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 1,580,209
	Unrealized depreciation:	(59,036)
	Net unrealized appreciation:	$ 1,521,173

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
1	MSCI EAFE Index Mini June 2012
	(Underlying Face Amount at Value $77,080)	$ (595)
4	MSCI Emerging Market Index Mini June 2012
	(Underlying Face Amount at Value $207,840)	(3,150)
4	Russell 2000 Index Mini June 2012
	(Underlying Face Amount at Value $330,800)	1,590
8	S&P 500 Index E-Mini June 2012
	(Underlying Face Amount at Value $561,300)	4,100
4	S&P Midcap 400 Index E-Mini June 2012
	(Underlying Face Amount at Value $396,920)	2,600

	Net Unrealized Gain from Open Long Futures Contracts	$ 4,545

TOPS Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 11.7%
72,184	iShares Barclays TIPS Bond Fund	$ 8,492,448
62,691	iShares iBoxx $ High Yield Corporate Bond Fund	5,694,850
82,388	WisdomTree Emerging Markets Local Debt Fund	4,275,113
		18,462,411
	EQUITY FUNDS - 76.6%
84,251	First Trust BICK Index Fund	2,214,959
151,898	Guggenheim Timber ETF	2,861,758
9,793	iShares MSCI Brazil Index Fund	633,999
245,980	iShares S&P 500 Growth Index Fund	18,539,513
219,829	iShares S&P 500 Value Index Fund	14,273,497
172,440	iShares S&P MidCap 400 Index Fund	17,109,497
242,844	iShares S&P SmallCap 600 Index Fund	18,531,426
116,587	SPDR Dow Jones International Real Estate ETF	4,292,733
40,327	SPDR Dow Jones REIT ETF	2,856,361
11,565	SPDR S&P China ETF	790,699
81,553	SPDR S&P Global Natural Resources ETF	4,295,397
13,634	Vanguard Energy ETF	1,434,024
32,056	Vanguard FTSE All-World ex-US Small-Cap ETF	2,852,022
549,723	Vanguard FTSE All-World ex-US ETF	24,297,757
17,402	Vanguard Materials ETF	1,430,618
98,962	Vanguard MSCI Emerging Markets ETF	4,301,878
33,053	WisdomTree India Earnings Fund	637,262
		121,353,400
	TOTAL EXCHANGE TRADED FUNDS (cost - $135,185,759)	139,815,811

	SHORT-TERM INVESTMENT - 16.7%
	MONEY MARKET FUND - 16.7%
26,384,026	Invesco Short-Term Investments Trust - Liquid Assets Portfolio, to yield 0.08% (a) (Cost - $26,384,026)	26,384,026

	TOTAL INVESTMENTS - 105.0% (cost - $161,569,785)	$ 166,199,837
	OTHER ASSETS/LIABILITIES - (5.0)%	(7,841,651)
	NET ASSETS - 100.0%	$ 158,358,186

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 4,797,299
	Unrealized depreciation:	(167,247)
	Net unrealized appreciation:	$ 4,630,052

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
(28)	MSCI EAFE Index Mini June 2012
	(Underlying Face Amount at Value $2,158,240)	$ (15,085)
(29)	MSCI Emerging Market Index Mini June 2012
	(Underlying Face Amount at Value $1,506,840)	(1,890)
(27)	Russell Index Mini June 2012
	(Underlying Face Amount at Value $2,232,900)	(21,075)
(26)	S&P E-Mini June 2012
	(Underlying Face Amount at Value $1,824,225)	(24,105)
(14)	S&P Midcap 400 Index E-Mini June 2012
	(Underlying Face Amount at Value $1,389,220)	(13,880)

	Net Unrealized Loss from Open Short Futures Contracts	$ (76,035)

TOPS Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.6%
95,938	iShares Barclays TIPS Bond Fund	$ 11,287,106
62,455	iShares iBoxx $ High Yield Corporate Bond Fund	5,673,412
68,400	iShares iBoxx Investment Grade Corporate Bond Fund	7,913,880
92,337	PowerShares Senior Loan Portfolio	2,269,644
111,375	SPDR Barclays Capital Short Term Corporate Bond ETF	3,400,279
75,261	SPDR DB International Government Inflation-Protected Bond ETF	4,549,528
43,736	WisdomTree Emerging Markets Local Debt Fund	2,269,461
		37,363,310
	EQUITY FUNDS - 58.6%
43,124	First Trust BICK Index Fund	1,133,730
120,832	Guggenheim Timber ETF	2,276,475
5,854	iShares MSCI Brazil Index Fund	378,988
150,820	iShares S&P 500 Growth Index Fund	11,367,303
140,226	iShares S&P 500 Value Index Fund	9,104,874
114,436	iShares S&P MidCap 400 Index Fund	11,354,340
118,995	iShares S&P SmallCap 600 Index Fund	9,080,508
92,930	SPDR Dow Jones International Real Estate ETF	3,421,683
32,139	SPDR Dow Jones REIT ETF	2,276,405
5,526	SPDR S&P China ETF	377,813
43,357	SPDR S&P Global Natural Resources ETF	2,283,613
10,873	Vanguard Energy ETF	1,143,622
25,522	Vanguard FTSE All-World ex-US Small-Cap ETF	2,270,692
309,418	Vanguard FTSE All-World ex-US ETF	13,676,276
13,864	Vanguard Materials ETF	1,139,759
52,552	Vanguard MSCI Emerging Markets ETF	2,284,435
19,760	WisdomTree India Earnings Fund	380,973
		73,951,489
	TOTAL EXCHANGE TRADED FUNDS (cost - $107,490,070)	111,314,799

	SHORT-TERM INVESTMENT - 15.9%
	MONEY MARKET FUND - 15.9%
20,007,860	Invesco Short-Term Investments Trust - Liquid Assets Portfolio - to yield 0.08% (a) (cost $20,007,860)	20,007,860

	TOTAL INVESTMENTS - 104.1% (cost - $127,497,930)	$ 131,322,659
	OTHER ASSETS/LIABILITIES - (4.1)%	(5,196,561)
	NET ASSETS - 100.0%	$ 126,126,098

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:

	Unrealized appreciation:	$ 3,901,619
	Unrealized depreciation:	(76,890)
	Net unrealized appreciation:	$ 3,824,729

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
5	MSCI EAFE Index Mini June 2012
	(Underlying Face Amount at Value $385,400)	$ 670
13	MSCI Emerging Market Index Mini June 2012
	(Underlying Face Amount at Value $675,480)	(2,005)
10	Russell 2000 Index Mini June 2012
	(Underlying Face Amount at Value $827,000)	(8,010)
17	S&P 500 Index E-Mini June 2012
	(Underlying Face Amount at Value $1,192,763)	1,475
10	S&P Midcap 400 Index E-Mini June 2012
	(Underlying Face Amount at Value $992,300)	(5,330)

	Net Unrealized Loss from Open Long Futures Contracts	$ (13,200)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 68,548	$ -	$ -	$ 68,548
Short-Term Investments	2,605	-	-	2,605
Total	$ 71,153	$ -	$ -	$ 71,153

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 477,584	$ -	$ -	$ 477,584
Equity Funds	498,372	-	-	498,372
Short-Term Investments	23,159	-	-	23,159
Total	$ 999,115	$ -	$ -	$ 999,115

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 40,508	$ -	$ -	$ 40,508
Equity Funds	18,032	-	-	18,032
Short-Term Investments	1,413	-	-	1,413
Total	$ 59,953	$ -	$ -	$ 59,953

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 56,376	$ -	$ -	$ 56,376
Equity Funds	368,859	-	-	368,859
Short-Term Investments	10,495	-	-	10,495
Total	$ 435,730	$ -	$ -	$ 435,730

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 238,279	$ -	$ -	$ 238,279
Equity Funds	469,608	-	-	469,608
Short-Term Investments	114,795	-	-	114,795
Total	$ 822,682	$ -	$ -	$ 822,682

TOPS Protected Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 29,169,890	$ -	$ -	$ 29,169,890
Equity Funds	30,488,968	-	-	30,488,968
Short-Term Investments	10,682,754	-	-	10,682,754
Long Futures Contracts	4,545	-	-	4,545
Total	$ 70,346,157	$ -	$ -	$ 70,346,157

TOPS Protected Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 18,462,411	$ -	$ -	$ 18,462,411
Equity Funds	121,353,400	-	-	121,353,400
Short-Term Investments	26,384,026	-	-	26,384,026
Total	$ 166,199,837	$ -	$ -	$ 166,199,837

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 76,035	$ -	$ -	$ 76,035

TOPS Protected Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 37,363,310	$ -	$ -	$ 37,363,310
Equity Funds	73,951,489	-	-	73,951,489
Short-Term Investments	20,007,860	-	-	20,007,860
Total	$ 131,322,659	$ -	$ -	$ 131,322,659

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 13,200	$ -	$ -	$ 13,200

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Protected Balanced ETF Portfolio, Protected Growth ETF Portfolio and Protected Moderate Growth ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at March 31, 2012 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/29/2012